Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - Non-derivative financial instruments to transition to alternative benchmarks - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets non-derivative	€ 18,979	€ 52,194
Financial Liabilities non-derivative	16	1,637
Off balance sheet commitments	1,030	9,055
USD LIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets non-derivative	915	30,040
Financial Liabilities non-derivative	16	1,637
Off balance sheet commitments	9	7,644
WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets non-derivative	18,064	22,154
Financial Liabilities non-derivative
Off balance sheet commitments	€ 1,021	€ 1,411